Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000028478 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028478 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028478 | 416279008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028478 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | 517617908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | B249GC909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028478 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028478 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028478 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028474 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028474 | 229663109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 000957100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028474 | 596278101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000028474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028474 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028469 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028469 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028469 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028469 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028469 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028469 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028469 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028469 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028469 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028469 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028468 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028468 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028468 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028468 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028468 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028468 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028468 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028468 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028468 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028468 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000028468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113248 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113248 | 91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113248 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113248 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113248 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113248 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113248 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113248 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113248 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113248 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113248 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113248 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000113248 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113248 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113248 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113248 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113248 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000113248 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113248 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113249 | 464286392
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113249 | 91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113249 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000113249 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113249 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113249 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113249 | 912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113249 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113249 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000113249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000113249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113249 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000113249 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113249 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%